Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Schedule of Earnings Per Share

For the year ended December 31,	2025	2024
Net earnings attributable to equity holders of the Company	$978	$112
Basic weighted average number of shares	381,479	363,361
Effect of Dilutive Securities:
Stock Options	98	40
Diluted weighted average number of shares	381,577	363,401

Earnings per share attributable to shareholders of the Company:
Basic earnings per share	2.56	0.31
Diluted earnings per share	2.56	0.31

Potentially issuable anti-dilutive securities	2025	2024
Share options	3	64
Potential shares from CVR conversion (1)	15,600	15,600
	15,603	15,664
(1)    There were 314 million CVRs outstanding at December 31, 2025 (2024 - 314 million).